Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue
Deferred Revenue

20.                               Deferred Revenue

The current deferred revenue included $97,412 (December 31, 2010 - $7,712,996) received from the Chinese government for stockpiling of H5N1 vaccines which would expire within one year and $332,004 (December 31, 2010 - $1,994,681) of HA vaccines products in advances from customers.

The long-term deferred revenue included $10,369,695 (December 31, 2010 - $3,478,629) received from the Chinese government for stockpiling of H5N1 vaccines.